Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Position [Line Items]
Balance at beginning of period	$ 479	$ 532	$ 440
Additions for tax positions taken in prior years	73	24	116
Additions for tax positions taken in the current year	5	2	30
Exam resolutions	(245)	(70)
Statute expirations	(10)	(9)	(54)
Balance at end of period	$ 302	$ 479	$ 532